Capital management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital management [Abstract]
Borrowings	R$ 0	R$ 205,204
Cash and cash equivalents	(66,767)	(79,969)	R$ (6,888)	R$ (1,199)
Net debt		125,235
Total equity	R$ 870,391	626,862	R$ 461,877	R$ 426,563
Total capital		R$ 752,097
Gearing ratio		16.65%